BORROWINGS (Schedule of Bank Borrowings which were Secured/Guaranteed) (Parenthetical) (Details) $ in Millions	Dec. 31, 2016 USD ($)
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and machinery and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 58.3
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and machinery and land use rights with net book value [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	55.3
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and machinery and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	8.7
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	16.3
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and land use rights with net book value [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	114.3
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s buildings, plant and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	4.9
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group’s land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 9.8